SEGMENT INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Impairment loss recognised on financial assets
Total revenue	$ 455,839	$ 210,682	$ 272,292
Voyage expenses	96,964	81,840	141,445
Vessel operating costs	43,958	37,968	19,518
Gross profit	176,897	4,055	10,984
Interest income	201	467	1,882
Interest expense	(12,298)	(15,106)	(8,052)
Share of losses of joint ventures	(31)	(945)	(1,420)
Taxation	118	(189)	400
(Loss) profit for the year	129,482	(41,100)	(43,487)
Impairment loss on disposal group (Note 40)	2,551	576	0
Impairment loss on right-of-use assets	(1,046)	0	2,250
Unallocated Total [member]
Impairment loss recognised on financial assets
Vessel revenue	0	0	0
Ship sale revenue	0	0	0
Other	0	0	0
Total revenue	0	0	0
Voyage expenses	0	0	0
Vessel operating costs	0	0	0
Charter hire costs	0	0	0
Depreciation of ships, drydocking and plant and equipment– owned assets	0	0	0
Depreciation of ships and ship equipment – right-of-use assets	0	0	0
Cost of ship sale	0	0	0
Other	0	0	0
Cost of sales	0	0	0
Gross profit	0	0	0
Operating (loss) profit	(3,379)	(2,109)	(2,255)
Interest income	20	0	0
Interest expense	0	(50)	0
Share of losses of joint ventures	0	0	0
Taxation	0	0	0
(Loss) profit for the year	(3,359)	(2,159)	(2,255)
Impairment loss on owned ships		0	0
Impairment loss on disposal group (Note 40)	0	0
Impairment loss on right-of-use assets	0		0
Impairment loss on goodwill and intangible assets	0		0
Acquisition of subsidiary (Note 41.1)		0
Capital expenditure	0	0	0
(Reversal of ) impairment loss on owned ships	0
Total [member]
Impairment loss recognised on financial assets
Vessel revenue	455,258	204,456	261,924
Ship sale revenue	0	9,181	8,067
Other	581	1,234	3,636
Total revenue	455,839	214,871	273,627
Voyage expenses	(96,964)	(79,750)	(127,757)
Vessel operating costs	(43,958)	(39,802)	(26,597)
Charter hire costs	(73,381)	(34,369)	(56,555)
Depreciation of ships, drydocking and plant and equipment– owned assets	(25,866)	(23,211)	(16,450)
Depreciation of ships and ship equipment – right-of-use assets	(34,898)	(24,686)	(25,059)
Cost of ship sale	0	(9,351)	(8,280)
Other	(1,875)	(412)	(249)
Cost of sales	(278,942)	(211,581)	(260,947)
Gross profit	176,897	3,290	12,680
Operating (loss) profit	144,626	(19,511)	(18,144)
Interest income	201	408	1,783
Interest expense	(12,298)	(15,685)	(11,124)
Share of losses of joint ventures	0	0	0
Taxation	118	(189)	400
(Loss) profit for the year	132,647	(34,977)	(27,085)
Impairment loss on owned ships		17,294	16,995
Impairment loss on disposal group (Note 40)	2,551	576
Impairment loss on right-of-use assets	(1,046)		2,250
Impairment loss on goodwill and intangible assets	965		3,179
Acquisition of subsidiary (Note 41.1)		87,174
Capital expenditure	33,504	8,611	107,766
(Reversal of ) impairment loss on owned ships	(3,557)
Adjustments [member]
Impairment loss recognised on financial assets
Vessel revenue	0	(478)	(2,720)
Ship sale revenue	0	(4,003)	0
Other	0	(292)	(1,385)
Total revenue	0	(4,189)	(1,335)
Voyage expenses	0	(2,090)	(13,688)
Vessel operating costs	0	1,834	7,079
Charter hire costs	0	0	468
Depreciation of ships, drydocking and plant and equipment– owned assets	0	1,208	5,715
Depreciation of ships and ship equipment – right-of-use assets	0	12	55
Cost of ship sale	0	3,976	0
Other	0	14	10
Cost of sales	0	4,954	361
Gross profit	0	765	(1,696)
Operating (loss) profit	31	1,838	(1,298)
Interest income	0	(59)	(99)
Interest expense	0	579	3,072
Share of losses of joint ventures	(31)	(2,476)	(1,873)
Taxation	0	0	0
(Loss) profit for the year	0	0	0
Impairment loss on owned ships		(1,012)	0
Impairment loss on disposal group (Note 40)	0	0
Impairment loss on right-of-use assets	0		0
Impairment loss on goodwill and intangible assets	0		0
Acquisition of subsidiary (Note 41.1)		156,709
Capital expenditure	0	479	(1,565)
(Reversal of ) impairment loss on owned ships	0
Combined Total [Member]
Impairment loss recognised on financial assets
Vessel revenue	455,258	203,978	259,204
Ship sale revenue	0	5,178	8,067
Other	581	1,526	5,021
Total revenue	455,839	210,682	272,292
Voyage expenses	(96,964)	(81,840)	(141,445)
Vessel operating costs	(43,958)	(37,968)	(19,518)
Charter hire costs	(75,381)	(34,369)	(56,087)
Depreciation of ships, drydocking and plant and equipment– owned assets	(25,866)	(22,003)	(10,735)
Depreciation of ships and ship equipment – right-of-use assets	(34,898)	(24,674)	(25,004)
Cost of ship sale	0	(5,375)	(8,280)
Other	(1,875)	(398)	(239)
Cost of sales	(278,942)	(206,627)	(261,308)
Gross profit	176,897	4,055	10,984
Operating (loss) profit	144,657	(17,673)	(19,442)
Interest income	201	467	1,882
Interest expense	(12,298)	(15,106)	(8,052)
Share of losses of joint ventures	(31)	(2,476)	(1,873)
Taxation	118	(189)	400
(Loss) profit for the year	132,647	(34,977)	(27,085)
Impairment loss on owned ships		16,282	16,995
Impairment loss on disposal group (Note 40)	2,551	576
Impairment loss on right-of-use assets	(1,046)		2,250
Impairment loss on goodwill and intangible assets	965		3,179
Acquisition of subsidiary (Note 41.1)		243,883
Capital expenditure	33,504	9,090	106,201
(Reversal of ) impairment loss on owned ships	(3,557)
Drybulk carrier business [Member]
Impairment loss recognised on financial assets
Vessel revenue	455,258	204,456	261,924
Ship sale revenue	0	9,181	8,067
Other	581	1,234	3,636
Total revenue	455,839	214,871	273,627
Voyage expenses	(96,964)	(79,750)	(127,757)
Vessel operating costs	(43,958)	(39,802)	(26,597)
Charter hire costs	(73,381)	(34,369)	(56,555)
Depreciation of ships, drydocking and plant and equipment– owned assets	(25,866)	(23,211)	(16,450)
Depreciation of ships and ship equipment – right-of-use assets	(34,898)	(24,686)	(25,059)
Cost of ship sale	0	(9,351)	(8,280)
Other	(1,875)	(412)	(249)
Cost of sales	(278,942)	(211,581)	(260,947)
Gross profit	176,897	3,290	12,680
Operating (loss) profit	148,005	(17,402)	(15,889)
Interest income	181	408	1,783
Interest expense	(12,298)	(15,635)	(11,124)
Share of losses of joint ventures	0	0
Taxation	118	(189)	400
(Loss) profit for the year	136,006	(32,818)	(24,830)
Impairment loss on owned ships		17,294	16,995
Impairment loss on disposal group (Note 40)	2,551	576
Impairment loss on right-of-use assets	(1,046)		2,250
Impairment loss on goodwill and intangible assets	965		3,179
Acquisition of subsidiary (Note 41.1)		87,174
Capital expenditure	33,504	8,611	107,766
(Reversal of ) impairment loss on owned ships	(3,557)
Drybulk carrier business [Member] | Handysize [Member]
Impairment loss recognised on financial assets
Vessel revenue	157,707	74,641	102,805
Ship sale revenue	0	9,181	8,067
Other	503	697	1,360
Total revenue	158,210	84,519	112,232
Voyage expenses	(27,235)	(30,995)	(53,449)
Vessel operating costs	(31,043)	(28,417)	(23,632)
Charter hire costs	(11,755)	(8,827)	(15,162)
Depreciation of ships, drydocking and plant and equipment– owned assets	(13,724)	(12,235)	(10,585)
Depreciation of ships and ship equipment – right-of-use assets	(17)	(89)	(114)
Cost of ship sale	0	(9,351)	(8,280)
Other	(457)	(539)	(232)
Cost of sales	(84,231)	(90,453)	(111,454)
Gross profit	73,979	(5,934)	778
Operating (loss) profit	65,612	(16,346)	(11,354)
Interest income	7	90	659
Interest expense	(4,873)	(6,414)	(4,850)
Share of losses of joint ventures	0	0	0
Taxation	3	(244)	(95)
(Loss) profit for the year	60,749	(22,914)	(15,640)
Impairment loss on owned ships		6,160	2,905
Impairment loss on disposal group (Note 40)	0	0
Impairment loss on right-of-use assets	0		0
Impairment loss on goodwill and intangible assets	94		0
Acquisition of subsidiary (Note 41.1)		33,078
Capital expenditure	5,947	6,874	3,065
(Reversal of ) impairment loss on owned ships	(3,557)
Drybulk carrier business [Member] | Supermax [Member]
Impairment loss recognised on financial assets
Vessel revenue	292,179	124,352	153,937
Ship sale revenue	0	0	0
Other	78	320	1,218
Total revenue	292,257	124,672	155,155
Voyage expenses	(69,600)	(48,547)	(74,286)
Vessel operating costs	(15,811)	(13,640)	(4,436)
Charter hire costs	(63,626)	(25,542)	(41,393)
Depreciation of ships, drydocking and plant and equipment– owned assets	(10,474)	(9,087)	(3,596)
Depreciation of ships and ship equipment – right-of-use assets	(34,881)	(24,597)	(24,945)
Cost of ship sale	0	0	0
Other	(1,419)	129	(15)
Cost of sales	(195,811)	(121,284)	(148,671)
Gross profit	96,446	3,388	6,484
Operating (loss) profit	78,777	(3,181)	(4,910)
Interest income	11	96	666
Interest expense	(6,376)	(8,542)	(5,257)
Share of losses of joint ventures	0	0	0
Taxation	11	(278)	(99)
(Loss) profit for the year	72,423	(11,905)	(9,600)
Impairment loss on owned ships		0	0
Impairment loss on disposal group (Note 40)	0	0
Impairment loss on right-of-use assets	(1,046)		2,250
Impairment loss on goodwill and intangible assets	871		0
Acquisition of subsidiary (Note 41.1)		54,096
Capital expenditure	26,423	1,671	50,008
(Reversal of ) impairment loss on owned ships	0
Drybulk carrier business [Member] | Others [Member]
Impairment loss recognised on financial assets
Vessel revenue	5,372	5,463	5,182
Ship sale revenue	0	0	0
Other	0	217	1,058
Total revenue	5,372	5,680	6,240
Voyage expenses	(129)	(208)	(22)
Vessel operating costs	2,896	2,255	1,471
Charter hire costs	0	0	0
Depreciation of ships, drydocking and plant and equipment– owned assets	(1,668)	(1,889)	(2,269)
Depreciation of ships and ship equipment – right-of-use assets	0	0	0
Cost of ship sale	0	0	0
Other	1	(2)	(2)
Cost of sales	1,100	156	(822)
Gross profit	6,472	5,836	5,418
Operating (loss) profit	3,616	2,125	375
Interest income	163	222	458
Interest expense	(1,049)	(679)	(1,017)
Share of losses of joint ventures	0	0	0
Taxation	104	333	594
(Loss) profit for the year	2,834	2,001	410
Impairment loss on owned ships		0	0
Impairment loss on disposal group (Note 40)	0	0
Impairment loss on right-of-use assets	0		0
Impairment loss on goodwill and intangible assets	0		0
Acquisition of subsidiary (Note 41.1)		0
Capital expenditure	1,134	$ 66	$ 88
(Reversal of ) impairment loss on owned ships	$ 0